Severance Indemnities and Pension Plans	12 Months Ended
Mar. 31, 2023
Retirement Benefits [Abstract]
Severance Indemnities and Pension Plans	SEVERANCE INDEMNITIES AND PENSION PLANS
Defined Benefit Pension Plans
The MUFG Group has funded non-contributory defined benefit pension plans, which cover substantially all of its employees and mainly provide for lifetime annuity payments commencing at age 65 (“pension benefits”) based on eligible compensation at the time of severance, rank, years of service and other factors.
MUFG Bank and certain domestic subsidiaries, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans which provide benefits to all their domestic employees.
The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.
Severance Indemnities Plans
The MUFG Group has SIPs under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.
Other Postretirement Plans
The MUFG Group’s foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits (“other benefits”).
As part of the transaction discussed in Note 2, assets and obligations of defined benefit pension plan and other postretirement plan, which MUFG Union Bank had maintained, were assigned to MUFG Bank and U.S. Bancorp in proportion to each entity’s share of the underlying participant obligations of the plans, and the related profit, loss and other comprehensive income for the three-month lag period are not reflected on the consolidated statements of operations and the consolidated statements of comprehensive income for the fiscal year ended March 31, 2023, and instead have been recognized as direct adjustments to retained earnings and Accumulated OCI, respectively. The effects of the elimination of the difference in reporting periods for the assets and obligations of defined pension plan and other postretirement plan resulted in a net adjustment to unappropriated retained earnings of ¥2,086 million and Accumulated OCI, net of taxes of ¥27,593 million, which is recorded in Elimination of the difference in reporting periods of the transferred business in the consolidated statements of equity for the fiscal year ended March 31, 2023. However, the disclosures in the remainder of this note disregard the separate presentation of this effect in the funded status, and the removal of these gains, losses, and OCI for the three months period from the components of net periodic cost and OCI.
Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2021, 2022 and 2023 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2021	2022	2023	2021		2022		2023
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits		Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥46,861	¥44,160	¥41,026	¥13,947	¥229	¥16,853	¥140	¥16,808		¥97
Interest cost on projected benefit obligation	11,091	11,995	14,356	14,295	793	11,233	494	20,573		1,002
Expected return on plan assets	(71,078)	(81,902)	(84,084)	(31,161)	(2,118)	(33,269)	(2,415)	(44,590)		(3,200)
Amortization of net actuarial loss (gain)	17,019	770	1,446	11,560	208	16,573	(64)	7,534		155
Amortization of prior service cost	(1,205)	(1,280)	(1,396)	(2,614)	(448)	(2,802)	(385)	(3,124)		(432)
Loss (gain) on settlements and curtailment	(4,605)	(5,820)	(4,860)	30	—	44	—	84,345	(1)	—
Net periodic benefit cost (income)	¥(1,917)	¥(32,077)	¥(33,512)	¥6,057	¥(1,336)	¥8,632	¥(2,230)	¥81,546		¥(2,378)

Note:
(1)One-time write off of unrecognized retirement benefit obligations of ¥84,345 million was recorded in connection with a pension buyout transaction to transfer portions of the defined benefit pension plans of MUFG Bank’s overseas branches.
The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2021	2022	2023	2021		2022		2023
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Weighted-average assumptions used:
Discount rates in determining expense	0.63%	0.71%	0.86%	2.94%	2.72%	2.19%	1.82%	2.51%	2.21%
Discount rates in determining benefit obligation	0.71	0.86	1.36	2.34	2.23	2.78	2.63	4.76	4.68
Rates of increase in future compensation level for determining expense	3.46	3.46	3.46	5.12	—	5.09	—	5.04	—
Rates of increase in future compensation level for determining benefit obligation	3.46	3.46	3.47	5.09	—	5.04	—	5.09	—
Expected rates of return on plan assets	2.93	2.89	2.93	6.19	7.00	5.91	7.00	4.86	5.50
Cash balance crediting rate for determining expense	2.46	2.46	2.46	2.39	—	1.62	—	1.94	—
Cash balance crediting rate for determining benefit obligation	2.46	2.46	2.46	1.62	—	1.94	—	3.72	—
The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year:

	MUAH		Other than MUAH
	2022(1)	2023	2022(1)	2023(1)
Initial trend rate	4.13%	—	6.50%	7.00%
Ultimate trend rate	3.77%	—	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2029	—	2029	2031

Note:
(1)Fiscal years of MUFG Americas Holdings and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2021 and 2022, respectively.
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2022 and 2023:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2022	2023	2022			2023
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits		Other benefits	Pension benefits		Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,753,483	¥1,692,105	¥580,953		¥31,354	¥619,739		¥30,791
Service cost	44,160	41,026	16,853		140	16,808		97
Interest cost	11,995	14,356	11,233		494	20,573		1,002
Plan participants’ contributions	—	—	—		433	—		689
Acquisitions/ Divestitures	(242)	(584)	(130)		—	(77,231)		(3,818)
Amendments	(1,054)	—	402		—	(1,250)		—
Actuarial loss (gain)	(28,814)	(113,554)	(24,611)	(1)	(2,269)	(98,693)	(1)	(5,329)
Benefits paid	(65,853)	(65,897)	(24,501)		(2,580)	(33,456)		(3,785)
Lump-sum payment	(21,570)	(20,179)	(3,591)		—	(4,476)		—
Translation adjustments and other	—	—	63,131		3,219	(247,171)	(2)	4,548
Benefit obligation at end of fiscal year	1,692,105	1,547,273	619,739		30,791	194,843		24,195
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,858,013	2,890,503	604,404		33,349	705,864		39,528
Actual return on plan assets	77,848	(76,526)	49,277		4,619	(126,085)		(6,722)
Employer contributions	20,487	26,734	4,627		(116)	1,277		(8,104)
Acquisitions/ Divestitures	8	(242)	—		—	(100,438)		(5,649)
Plan participants’ contributions	—	—	—		433	—		689
Benefits paid	(65,853)	(65,897)	(24,501)		(2,580)	(33,456)		(3,785)
Translation adjustments and other	—	—	72,057		3,823	(231,343)	(2)	6,240
Fair value of plan assets at end of fiscal year	2,890,503	2,774,572	705,864		39,528	215,819		22,197
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥1,216,703	¥1,245,150	¥153,861		¥12,104	¥89,109		¥1,110
Accrued benefit cost	(18,305)	(17,851)	(67,736)		(3,367)	(68,133)		(3,108)
Net amount recognized	¥1,198,398	¥1,227,299	¥86,125		¥8,737	¥20,976		¥(1,998)

Notes:
(1)Significant gains and losses related to changes in the benefit obligation for the fiscal years ended March 31, 2022 and 2023 primarily result from changes in the discount rate.
(2)In connection with a pension buyout transaction, portions of the defined benefit pension plans of MUFG Bank’s overseas branches were transferred. The related obligations and assets were ¥327,203 million and ¥327,203 million, respectively.
The aggregated accumulated benefit obligations of these plans at March 31, 2022 and 2023 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2022	2023	2022	2023
	(in millions)
Aggregated accumulated benefit obligations	¥1,663,543	¥1,521,419	¥596,153	¥170,917
The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2022 and 2023 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2022	2023	2022	2023
	(in millions)
Projected benefit obligations	¥25,327	¥24,918	¥87,876	¥81,128
Accumulated benefit obligations	25,327	24,918	67,612	62,308
Fair value of plan assets	7,223	7,315	20,139	12,995
MUFG Bank, Mitsubishi UFJ Trust and Banking, Mitsubishi UFJ Securities Holdings, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2021, 2022 and 2023 were ¥16,716 million, ¥16,235 million and ¥16,888 million, respectively.
The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2022 and 2023:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2022	2023	2022		2023
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain)	¥(18,183)	¥32,257	¥47,093	¥(1,070)	¥21,347	¥2,729
Prior service cost	(2,845)	(1,449)	(3,742)	(1,650)	(1,747)	(1,375)
Gross amount recognized in Accumulated OCI	(21,028)	30,808	43,351	(2,720)	19,600	1,354
Taxes	(36,389)	(52,367)	(12,092)	616	(6,135)	(736)
Net amount recognized in Accumulated OCI	¥(57,417)	¥(21,559)	¥31,259	¥(2,104)	¥13,465	¥618
The following table presents OCI for the fiscal years ended March 31, 2022 and 2023:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2022	2023	2022		2023
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits		Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(24,790)	¥47,026	¥(40,559)	¥(4,471)	¥59,505		¥4,129
Prior service cost arising during the year	(1,053)	—	402	55	(597)		—
Losses (gains) due to amortization:
Net actuarial loss (gain)	(770)	(1,446)	(16,573)	64	(7,534)		(155)
Prior service cost	1,280	1,396	2,802	385	3,124		432
Curtailment and settlement	5,820	4,860	(44)	—	(84,345)	(1)	—
Foreign currency translation adjustments	—	—	6,683	(139)	6,096		(332)
Total changes in Accumulated OCI	¥(19,513)	¥51,836	¥(47,289)	¥(4,106)	¥(23,751)		¥4,074

Note:
(1)One-time write off of unrecognized retirement benefit obligations of ¥84,345 million was recorded in connection with a pension buyout transaction to transfer portions of the defined benefit pension plans of MUFG Bank’s overseas branches.
Investment policies
MUFG’s investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long-term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.
The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2023 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	34.2%	—%	—%
Japanese debt securities	27.6	—	—
Non-Japanese equity securities	13.8	16.3	30.0
Non-Japanese debt securities	18.1	64.8	64.0
Real estate	1.3	3.6	6.0
Short-term assets and other	5.0	15.3	—
Total	100.0%	100.0%	100.0%
Basis and procedure for estimating long-term return of each asset category
MUFG’s expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.
MUFG has determined the expected long-term rate of return for each asset category as follows:
•Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities
•Japanese debt securities: economic growth rate of Japan
•Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities
•Non-Japanese debt securities: global economic growth rate
Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants’ benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.
Estimated future benefit payments
The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2024	¥80,489	¥14,370	¥2,364
2025	79,347	10,311	2,252
2026	78,884	11,562	2,138
2027	77,514	13,474	2,014
2028	77,892	14,440	1,874
Thereafter (2029-2033)	372,835	97,390	7,868
Fair value measurement of the plan assets
The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the fair value hierarchy described in Note 31.
Government bonds and other debt securities
When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include Japanese government bonds, most non-Japanese government bonds and certain corporate bonds. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the fair value hierarchy. Level 2 securities include certain non-Japanese government bonds, official institution bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.
Marketable equity securities
When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the fair value hierarchy. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy.
Japanese pooled funds
Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds’ investments, Japanese pooled funds are categorized into four major fund types: Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values per share (or its equivalent) as a practical expedient.
Other investment funds
Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted prices and classified in Level 1 or Level 2 of the fair value hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values per share (or its equivalent) as a practical expedient. Other investment funds classified in Level 3 of the fair value hierarchy consist of certain real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.
Japanese general accounts of life insurance companies
These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 of the fair value hierarchy.
Other investments
Other investments mainly consist of call loans with the remainder consisting of miscellaneous accounts such as deposits with banks and short-term investments. These instruments are generally classified in Level 1 or Level 2 of the fair value hierarchy.
The following table presents the fair value of each major category of plan assets as of March 31, 2022 and 2023:
Pension benefits and SIP Investments:

At March 31, 2022	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥140,538	¥—	¥—	¥140,538	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	68,887	5,385	—	74,272
Other debt securities	9,950	14,648	232	24,830	—	133,815	—	133,815
Japanese marketable equity securities	848,482	—	—	848,482	—	—	—	—
Non-Japanese marketable equity securities	87,983	176	—	88,159	34,659	556	—	35,215
Other investment funds	—	—	—	—	83,442	186,372	—	269,814	(2)
Japanese general account of life insurance companies(1)	—	209,482	—	209,482	—	—	—	—
Other investments	11,819	17,563	—	29,382	1,001	11,095	39,729	51,825
Total	¥1,098,772	¥241,869	¥232	¥1,340,873	¥187,989	¥337,223	¥39,729	¥564,941

At March 31, 2023	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥133,664	¥—	¥—	¥133,664	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	2,632	2,339	—	4,971
Other debt securities	2,793	6,251	40	9,084	—	15,749	—	15,749
Japanese marketable equity securities	809,371	—	—	809,371	—	—	—	—
Non-Japanese marketable equity securities	78,840	165	—	79,005	3	—	—	3
Other investment funds	—	—	—	—	38	59,023	—	59,061
Japanese general account of life insurance companies(1)	—	205,117	—	205,117	—	—	—	—
Other investments	19,644	4,677	—	24,321	2,937	1,869	25,362	30,168
Total	¥1,044,312	¥216,210	¥40	¥1,260,562	¥5,610	¥78,980	¥25,362	¥109,952

Notes:
(1)“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.25% from April 1, 2021 to March 31, 2022 and 1.25% from April 1, 2022 to March 31, 2023.
(2)Other investment funds of the foreign offices and subsidiaries include mutual funds and common collective funds of ¥86,724 million and ¥146,169 million, respectively, which were held by MUFG Americas Holdings at December 31, 2021.
The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2022 and 2023:

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2022		2023		2022		2023
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥104,793		¥71,753		¥—		¥—
Japanese debt securities	221,250		120,108		—		—
Non-Japanese marketable equity securities	219,018		186,555		—		—
Non-Japanese debt securities	249,274		332,691		—		—
Other	92,558		76,892		—		—
Total pooled funds	886,893		787,999		—		—
Other investment funds	662,737	(1)	726,011	(1)	140,923	(2)	105,867	(2)
Total	¥1,549,630		¥1,514,010		¥140,923		¥105,867

Notes:
(1)Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥625,237 million and ¥15,417 million, respectively, at March 31, 2022 and ¥690,781 million and ¥12,351 million, respectively, at March 31, 2023.
(2)Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥25,356 million, ¥80,349 million and ¥34,971 million, respectively, at March 31, 2022 and ¥12,136 million, ¥63,759 million and ¥29,756 million, respectively, at March 31, 2023.
Other debt securities and Japanese debt securities in the above Pension benefits and SIP tables include ¥625 million (0.02% of plan assets) of debt securities issued by the MUFG Group at March 31, 2022 and ¥1,614 million (0.05% of plan assets) at March 31, 2023, respectively. Japanese marketable equity securities in the above Pension benefits and SIP tables include ¥4,606 million (0.13% of plan assets) of common stock issued by the MUFG Group at March 31, 2022 and ¥5,284 million (0.18% of plan assets) at March 31, 2023, respectively.